UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23296
Dreyfus Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)
Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Dreyfus Stablecoin Reserves Fund
ITEM 1 - Reports to Stockholders
BNY Dreyfus Stablecoin Reserves Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Ticker – BSRXX
This semi-annual shareholder report contains important information about BNY Dreyfus Stablecoin Reserves Fund (the “Fund”) for the period of November 13, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Dreyfus Stablecoin Reserves Fund*	$7	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings
$50	15
Portfolio Holdings (as of 3/31/26 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
55.4%
Repurchase Agreements
49.5%
Net Other Assets and Liabilities
-4.9%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6360SA0326

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Dreyfus Stablecoin Reserves Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026
Share Class	Ticker
Single Share	BSRXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Dreyfus Stablecoin Reserves Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 55.4%
4/2/2026(a)	3.69	3,000,000	2,999,697
4/7/2026(a)	3.69	3,000,000	2,998,183
4/9/2026(a)	3.69	2,000,000	1,998,384
4/14/2026(a)	3.70	2,000,000	1,997,371
4/16/2026(a)	3.70	2,000,000	1,996,967
4/21/2026(a)	3.69	2,000,000	1,995,967
4/23/2026(a)	3.69	2,000,000	1,995,557
4/28/2026(a)	3.69	2,000,000	1,994,555
5/5/2026(a)	3.69	1,000,000	996,572
5/7/2026(a)	3.70	3,000,000	2,989,095
5/12/2026(a)	3.69	2,000,000	1,991,743
5/14/2026(a)	3.66	4,000,000	3,982,990
Total U.S. Treasury Bills (cost $27,937,081)			27,937,081

Repurchase Agreements — 49.5%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 3/31/2026, due at 4/1/2026 in the amount of $9,000,915 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.63%, due 5/15/2027-2/15/2055, valued at $9,180,000)	3.66	9,000,000	9,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 3/31/2026, due at 4/1/2026 in the amount of $6,000,610 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 4/16/2026-2/15/2056, valued at $6,120,087)	3.66	6,000,000	6,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 3/31/2026, due at 4/1/2026 in the amount of $10,001,017 (fully collateralized by: U.S. Treasuries (including strips), 0.12%, due 7/15/2026, valued at $10,200,000)	3.66	10,000,000	10,000,000
Total Repurchase Agreements (cost $25,000,000)			25,000,000
Total Investments (cost $52,937,081)		104.9%	52,937,081
Liabilities, Less Cash and Receivables		(4.9%)	(2,467,075)
Net Assets		100.0%	50,470,006

(a)	Security is a discount security. Income is recognized through the accretion of discount.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	27,937,081	27,937,081
Repurchase agreements, at value and amortized cost—See Schedule of Investments—Note 1(b)	25,000,000	25,000,000
Cash		1,556,499
Interest receivable		7,149
Prepaid expenses		4,561
		54,505,290
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		10,190
Payable for investment securities purchased		3,982,990
Trustees’ fees and expenses payable		1,357
Other accrued expenses		40,747
		4,035,284
Net Assets ($)		50,470,006
Composition of Net Assets ($):
Paid-in capital		50,467,715
Total distributable earnings (loss)		2,291
Net Assets ($)		50,470,006
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		50,467,715
Net Asset Value Per Share ($)		1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Period November 13, 2025 (commencement of operations) through March 31, 2026 (Unaudited)

Investment Income ($):
Interest Income	722,024
Expenses:
Management fee—Note 2(a)	38,280
Professional fees	32,303
Chief Compliance Officer fees—Note 2(b)	9,162
Registration fees	7,594
Shareholder and regulatory reports service fees—Note 2(b)	3,542
Trustees’ fees and expenses—Note 2(c)	1,685
Prospectus and shareholders’ reports	1,028
Custodian fees—Note 2(b)	500
Shareholder servicing costs—Note 2(b)	96
Miscellaneous	1,887
Total Expenses	96,077
Less—reduction in expenses due to undertaking—Note 2(a)	(61,624)
Net Expenses	34,453
Net Investment Income, representing net increase in net assets resulting from operations	687,571
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2026 (Unaudited)(a)

Operations ($):
Net investment income, representing net increase in net assets resulting from operations	687,571
Distributions ($):
Distributions to shareholders	(685,280)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	50,600,000
Distributions reinvested	342,715
Cost of shares redeemed	(475,000)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	50,467,715
Total Increase (Decrease) in Net Assets	50,470,006
Net Assets ($):
Beginning of Period	-
End of Period	50,470,006

(a)	From November 13, 2025 (commencement of operations) to March 31, 2026.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Period Ended March 31, 2026 (Unaudited) (a)

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Net investment income	.014
Distributions:
Dividends from net investment income	(.014 )
Net asset value, end of period	1.00
Total Return (%)	1.37 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50 (c)
Ratio of net expenses to average net assets(d)	.18 (c)
Ratio of net investment income to average net assets(d)	3.59 (c)
Net Assets, end of period ($ x 1,000)	50,470

(a)	From November 13, 2025 (commencement of operations) to March 31, 2026.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Dreyfus Stablecoin Reserves Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Liquidity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund had no operations until November 13, 2025 (commencement of operations), other than matters relating to its organization and registration under the Act. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Shares of the fund are intended to serve as reserves backing outstanding payment stablecoins. The fund does not invest in stablecoins. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is designed for purchase by stablecoin issuers and institutional investors. The fund’s shares are intended to serve as reserves backing the outstanding payment stablecoins of permitted payment stablecoin issuers. Stablecoin issuers are responsible for determining whether an investment in the fund meets applicable regulatory requirements to which the issuer may be subject. The fund’s shares are also available for purchase by institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity.
As of March 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held 25,100,000 shares of the fund.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Money market securities are valued using amortized cost, in accordance with rules under the Act, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. The Board overseeing this fund has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the fund price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the Board of the deviation of the fund NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the fund $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share. These securities are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Treasury Bills	—	27,937,081	—	27,937,081
Repurchase Agreements	—	25,000,000	—	25,000,000
	—	52,937,081	—	52,937,081

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Liabilities. As of March 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	25,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(25,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Schedule of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Stablecoin Reserve Risk: Shares of the fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins. The assets of the fund are therefore expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such stablecoins. Stablecoins are relatively new and may face periods of uncertainty, resulting in the potential for rapid and/or unexpected requests by stablecoin issuers for redemption of the fund’s shares (including requests by multiple stablecoin issuers at the same time). Such redemption requests could adversely affect remaining fund shareholders, the fund’s liquidity, and the fund’s ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. The Guiding and Establishing National Innovation for U.S. Stablecoins Act (“GENIUS Act”) is legislation that establishes a framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the fund and may impact the ability of the fund to be used as a reserve backing the outstanding payment stablecoins of stablecoin issuers. Because the fund intends to invest in eligible reserve assets pursuant to the GENIUS Act, the fund’s yield may be lower than that of other money market funds that are permitted to invest in a wider universe of investments and with longer maturities.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If a counterparty fails to honor the terms of the repurchase agreement, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 13, 2025 through November 30, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .03% of the value of the fund’s average daily net assets. In addition, the Adviser has contractually agreed, from November 13, 2025 through November 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund’s shares so that the direct expenses (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .18% of the value of fund’s average daily net assets. On or after November 30, 2026, the Adviser may terminate this waiver and/or expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $61,624 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, the fund was charged $25 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $500 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $9,162 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $3,542 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $8,559, Custodian fees of $500, Chief Compliance Officer fees of $9,162, Transfer Agent fees of $15 and shareholder and regulatory reports service fees of $3,542, which are offset against an expense reimbursement currently in effect in the amount of $11,588.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $10,847.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on November 5, 2025, the Board considered the approval of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board considered the reputation and experience of the Adviser and the Sub-Adviser.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing the fund’s contractual management fee and estimated actual management fee and estimated total expenses with those of a group of institutional U.S. Treasury money market funds selected by Broadridge as comparable to the fund (the “Expense Group”) and two other institutional U.S. Treasury money market funds added at the request of the Adviser because, like the fund, such funds serve as eligible reserves assets for stablecoin issuers under the GENIUS Act, and with a broader group of funds consisting of all institutional U.S. Treasury money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Board was furnished with a description of the methodology Broadridge used to select the Expense Group and Expense Universe.
The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services expected to be provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate estimated to be paid by the fund over the fund’s current fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee payable to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s estimated actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s estimated total expenses were equal to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until at least November 30, 2026, to waive receipt of a portion of its management fee in the amount of 0.03% of the value of the fund’s average daily net assets and to cap the fund’s expense ratio (excluding taxes, brokerage commissions and extraordinary expenses) at 0.18%.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, representatives of the Adviser were not able to review the dollar amount of expenses allocated and profit received by the Adviser, or any economies of scale, with respect to the fund. Representatives of the Adviser, however, reviewed with the Board the expenses projected to be allocated and the profit estimated to be received by the Adviser and its affiliates and the resulting profitability percentage estimated for managing the fund, and the method used to determine the projected expenses and profit. The Board concluded that the estimated profitability results were not excessive, given the services expected to be rendered and service levels expected to be provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the potential profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services to be provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the approval of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board concluded that, since the fund had not yet commenced operations, the fund’s investment performance could not be measured and was not a factor.
●The Board concluded that the fees payable to the Adviser and the Sub-Adviser were appropriate under the circumstances and in light of the factors and the totality of the services expected to be provided.
●The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services proposed to be provided to the fund by the Adviser and the Sub-Adviser. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of substantially similar agreements for

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6360NCSRSA0326

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Liquidity Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)